Stockholders' Equity - Schedule of Assumptions Used in Black-Scholes Option-Pricing Model (Detail) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield			0.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (per share)	$ 5.10	$ 37.80	$ 24.30	$ 71.50	$ 142.90
Risk-free interest rate	1.90%	1.40%	1.70%	1.70%	1.80%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility	60.00%	55.50%	57.50%	64.70%	76.30%
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days	5 years 9 months 18 days	6 years	5 years 10 months 25 days
ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (per share)		$ 26.90	$ 17.80	$ 45.50
Risk-free interest rate		0.60%	0.70%	0.50%
Expected dividend yield		0.00%	0.00%	0.00%
Expected volatility		56.90%	62.70%	61.20%
Expected term (in years)		1 year 3 months 18 days	1 year 3 months 19 days	1 year 3 months 19 days